Promissory Notes	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Promissory Notes

7. Promissory Notes

The following tables shows the balance of the notes payable as of December 31, 2020 and 2019:

Balance as at December 31, 2018	$287,425
Payment	(19,544)
Balance as at December 31, 2019	$267,881
Reclassification	99,177
Balance as at December 31, 2020	$367,058

During the year ended December 30, 2020, the Company reclassified $88,120 from accounts payable to promissory notes. The terms of the note is under negotiation and is currently due on demand.

During the year ended December 30, 2020, the Company reclassified a debit balance of $11,058 from notes payable to other receivable.

During the year ended December 31, 2016, the Company issued a secured promissory note in the amount of $73,452 ($123,231 Canadian dollars), respectively. During the year ended December 31, 2018, the Company issued two additions to the original unsecured promissory note of July 2016, totaling $22,639 ($30,884 Canadian dollars). The secured promissory note bears interest at a rate of 18% per annum. The payment terms of the original note including these additions are due upon completion of going public on the Canadian Securities Exchange, with no change in interest rate. The secured promissory note is secured by all present and after-acquired property and assets of the Company. During the year ended December 31, 2019, the Company extended the maturity dates of the secured promissory notes to be due on April 1, 2021. As at December 31, 2020, principal balance owing was $96,091 ($123,231 Canadian dollars) (2019–$96,091 ($123,231 Canadian dollars)). As of December 31, 2020, the accrued interest on this note payable was $48,770 ($64,102 Canadian dollars) (2019–$32,277 ($41,921 Canadian dollars)) included in accounts payable and accrued liabilities. As of December 31, 2020, the Company and the secured promissory note holder are in dispute.

During the year ended December 31, 2016, the Company issued secured promissory notes in the amount of $79,000. The secured promissory notes bears interest at a rate of 18% per annum, payable monthly. The secured promissory notes are secured by all present and after-acquired property and assets of the Company. During the year ended December 31, 2019, the Company extended the maturity dates of all secured promissory notes to be due on April 1, 2021. As at December 31, 2020 principal balance owing was $79,000 (2019–$79,000). As of December 31, 2020, the accrued interest on this note payable was $31,000 (2019–16,780) included in accounts payable and accrued liabilities. As of December 31, 2020, the Company and the secured promissory note holder are in dispute.

During the year ended December 31, 2017, the Company issued a secured promissory note in the amount of $9,545 ($12,000 Canadian dollars). The secured promissory note was due in August 2018 and bears interest at a rate of 18% per annum, payable monthly. During the year ended December 31, 2019, the Company made a repayment of $9,545 ($12,000 Canadian dollars). As of December 31, 2020, the unsecured promissory note has been repaid in full.

the years ended December 31, 2017, the Company issued secured promissory notes in the amount of $53,848 ($67,700 Canadian dollars). The secured promissory notes were due in October and November 2018 and bears interest at a rate of 12% per annum. The secured promissory notes are secured by Company inventory and personal assets held by the CEO. During the year ended December 31, 2019, the Company extended the maturity date of the secured promissory notes to November 3, 2020. As at December 31, 2020, principal balance owing was $53,848 ($67,700 Canadian dollars) (2019–$53,848 ($67,700 Canadian dollars)). As of December 31, 2020, the accrued interest on this note payable was $14,050 ($18,740 Canadian dollars) (2019–$8,174 ($10,616 Canadian dollars)) included in accounts payable and accrued liabilities.

Subsequent to the year ended on February 9, 2021, the Company made a repayment of $62,905 (principal and interest) for the above secured promissory note issued during the year ended December 31, 2017.

During the years ended December 31, 2017, the Company issued secured promissory notes in the amount of $60,000. The secured promissory notes are due in August and November 2018 and bear interest at a rate of 12% per annum. The secured promissory notes are secured by Company inventory and personal assets held by the CEO. During the year ended December 31, 2019 the Company extended the maturity dates of this secured promissory note to November 3, 2020. During the year ended December 31, 2019, the Company a principal repayment of $10,000. As at December 31, 2020, principal balance owing was $50,000 (2019–$50,000). As of December 31, 2020, the accrued interest on this note payable was $22,703 (2019–$16,703) included in accounts payable and accrued liabilities. As the note is outstanding beyond its maturity date interest rate increased from 12% to 22%.

The amounts repayable under promissory notes and secured promissory notes at December 31, 2020 and 2019 are as follows:

	2020	2019
Balance owing	$367,058	$267,881
Less amounts due within one year	(367,058)	(267,881)
Long-term portion	$-	$-